Revenue from Contracts with Customers - Summary of Disaggregation of Total Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 1,999,638	$ 1,678,737	$ 4,777,061	$ 3,984,153
River
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	967,428	880,111	2,203,230	1,937,289
Ocean
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	876,017	663,601	2,147,886	1,684,506
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 156,193	$ 135,025	$ 425,945	$ 362,358